Business Combination - Schedule of Aggregate Purchase Consideration (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Aggregate Purchase Consideration [Line Items]
Total Acquisition Consideration	$ 965
ADS [Member]
Schedule of Aggregate Purchase Consideration [Line Items]
Total Acquisition Consideration	504	[1]
Prefunded Warrants [Member]
Schedule of Aggregate Purchase Consideration [Line Items]
Total Acquisition Consideration	$ 461	[2]

[1]	158,465 ADSs, totaling approximately USD 504 thousand based on a fair value of $3.18 per ADS at the Closing date.
[2]	145,355 Prefunded Warrants to purchase up to 145,355 ADSs, at an exercise price of $0.01 per ADS issued at the Closing, totaling approximately USD 461 thousand.